Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2023
Recoverable Taxes
Schedule of recoverable taxes

	2023	2022

State VAT tax credits - ICMS (note 11.1)	660	856
Social Integration Program/ Contribution for Social Security Financing - PIS/COFINS (note 11.2)	2,190	2,253
Social Security Contribution – INSS (note 11.3)	276	250
Income tax and social contribution prepayments	419	521
Other	69	42
Total	3,614	3,922

Current	1,078	1,114
Non-current	2,536	2,808

Schedule of ICMS tax credits

Up to one year	399
From 1 to 2 years	105
From 2 to 3 years	53
From 3 to 4 years	42
From 4 to 5 years	16
More than 5 years	45
660

Schedule of realization PIS and COFINS

Consolidated

Up to one year	534
From 1 to 2 years	369
From 2 to 3 years	493
From 3 to 4 years	481
From 4 to 5 years	313
2,190